RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Investment Quality Bond Fund

Supplement to the Summary Prospectus (Class A, C, K, Y shares), dated May 1, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Investment Quality Bond Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Low Duration Bond Fund

Supplement to the Summary Prospectus (Class A, C, K, Y shares),

dated May 1, 2014, as supplemented February 27, 2015

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Low Duration Bond Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS High Yield Fund

Supplement to the Summary Prospectus (Class A, C, K, Y shares),

dated May 1, 2014, as revised September 15, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS High Yield Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Tax-Exempt Fund

Supplement to the Summary Prospectus (Class A, C, Y shares),

dated May 1, 2014, as revised July 31, 2014 and as supplemented February 27, 2015

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Tax-Exempt Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS High Income Municipal Bond Fund

Supplement to the Summary Prospectus (Class A, C, Y shares),

dated May 1, 2014, as revised July 31, 2014 and as supplemented February 27, 2015

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS High Income Municipal Bond Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Floating Rate Fund

Supplement to the Summary Prospectus (Class A, C, K, Y shares),

dated May 1, 2014, as revised September 15, 2014

and as supplemented February 27, 2015

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Floating Rate Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Strategic Income Fund

Supplement to the Summary Prospectus (Class A, C, K, Y shares),

dated May 1, 2014, as revised September 15, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Fund’s Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2014, as supplemented March 13, 2015 and March 27, 2015, the Fund’s SAI, dated May 1, 2014, as revised February 5, 2015 and as supplemented March 27, 2015, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2014.

Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“Park Avenue”) will serve as investment sub-adviser to RS Strategic Income Fund. Park Avenue is a wholly-owned subsidiary of Guardian Investor Services LLC (“GIS”), which serves as the current investment sub-adviser to the Fund. There will be no changes in the investment strategies of the Fund or in the portfolio management personnel currently responsible for the day-to-day management of the Fund as a result of the change in sub-adviser.

March 27, 2015